UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05904

Elfun Government Money Market Fund

(Exact name of registrant as specified in charter)

State Street Financial Center

One Lincoln Street

P.O Box 5049

Boston, MA 02111

(Address of principal executive offices) (Zip code)

Joshua A. Weinberg, Esq.

Vice President and Managing Counsel

SSGA Funds Management, Inc.

One Lincoln Street

Boston, MA 02111

(Name and address of agent for service)

Copies to:

Timothy Diggins, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199-3600

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: 12/31

Date of reporting period: 07/01/2015 – 06/30/2016

Item 1. Proxy Voting Record

===================== (ZQ56) Elfun Government Money Market Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Elfun Government Money Market Fund

By (Signature and Title):	/s/ Ellen M. Needham
Ellen M. Needham
President

Date: August 30, 2016